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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5662

                      Van Kampen California Municipal Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN CALIFORNIA MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

PAR
Amount
(000)     Description                                                                           Coupon      Maturity       Value
------------------------------------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS    165.2%
          CALIFORNIA    155.2%
$ 1,000   Abag Fin Auth For Nonprofit Corp CA Ctf Part Childrens Hosp
          Med Ctr (AMBAC Insd)                                                                   5.875 %    12/01/19   $  1,138,800
  1,000   Abag Fin Auth For Nonprofit Corp CA Insd Rev Ctf Lincoln Glen
          Manor Sr Citizens (CA MTG Insd)                                                        6.100      02/15/25      1,084,110
  1,000   Abag Fin Auth For Nonprofit Corp CA Multi-Family Rev Hsg Utd
          Dominion Ser A Rfdg (AMT) (Variable Rate Coupon) (Asset Gty Insd)                      6.400      08/15/30      1,093,000
  1,205   Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA Insd)                                         4.750      06/01/20      1,233,028
  1,400   Alhambra, CA City Elem Sch Dist Ser A (FSA Insd)                                       5.600      09/01/24      1,549,996
  1,000   Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area Ser D                       5.000      04/01/17      1,081,130
    505   California Edl Fac Auth Rev Student Ln CA Ln Pgm Ser A (AMT)
          (MBIA Insd)                                                                            6.000      03/01/16        536,386
  1,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Ser A                            6.125      12/01/19      1,098,820
  1,000   California Hsg Fin Agy Rev Multi-Family Hsg III Ser A (AMT)
          (MBIA Insd)                                                                            5.850      08/01/17      1,047,510
  1,000   California Infrastructure & Econ Dev Bk Rev (MBIA Insd)                                5.500      06/01/15      1,128,640
  1,000   California Pollutn Ctl Fin Auth Pollutn Ctl Rev Southn CA
          Edison Co (AMT) (AMBAC Insd)                                                           6.000      07/01/27      1,002,950
     60   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C
          (AMT) (GNMA Collateralized)                                                            7.800      02/01/28         62,332
  2,000   California St (FGIC Insd)                                                              5.000      10/01/23      2,054,720
  1,000   California St Univ Fresno Assn Inc Rev Sr Aux Organization
          Event Ctr                                                                              6.000      07/01/22      1,054,840
  1,000   California St Vet Bd Ser BH (AMT) (FSA Insd)                                           5.400      12/01/15      1,028,950
  1,000   California St Vet Bd Ser BH (AMT) (FSA Insd)                                           5.400      12/01/16      1,028,950
  1,000   East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA Insd)                                    5.000      06/01/21      1,047,540
  1,280   El Cerrito, CA Redev Agy Tax Alloc Redev Proj Area Ser B Rfdg
          (AMT) (MBIA Insd)                                                                      5.250      07/01/15      1,405,478
  1,000   Emeryville, CA Pub Fin Auth Shellmound Pk Redev & Hsg Proj Ser B
          (MBIA Insd)                                                                            5.000      09/01/19      1,063,800
  1,000   Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg (Connie Lee Insd)                          5.250      12/01/19      1,090,740
  1,000   Fontana, CA Redev Agy Tax Southeast Indl Pk Proj Rfdg (MBIA Insd)                      5.000      09/01/22      1,040,640
  1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                               *      01/15/30        222,340
  1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr
          Lien Ser A (Escrowed to Maturity)(a)                                                 0/7.050      01/01/10      1,178,620
  1,000   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                                 5.250      11/01/23      1,072,740
  1,000   Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev Ser B
          (AMBAC Insd)                                                                           5.000      09/02/22      1,038,690
    800   Kern, CA Cmnty College Sch Fac Impt Dist Mammoth Campus Ser A
          (AMBAC Insd)                                                                           5.000      08/01/19        852,920
  1,250   Los Angeles Cnty, CA Sch Regionalized Business Svc Ctf LA Cnty
          Sch Pooled Fin Proj Ser A (FSA Insd)                                                   5.000      09/01/28      1,276,563
    517   Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR Lease Ltd (FSA Insd)                   7.375      12/15/06        523,070
  2,000   Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA Insd)                                   5.000      07/01/26      2,070,920
  1,000   Los Angeles, CA Uni Sch Dist 1997 Election Ser E (MBIA Insd)                           5.500      07/01/17      1,133,990
  1,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                                          5.250      07/01/20      1,094,190
  1,000   Lucia Mar Uni Sch Dist Election 2004 Ser A (FGIC Insd)                                 5.000      08/01/25      1,042,150
  1,405   Moorpark, CA Uni Sch Dist Ser A (FSA Insd)                                             5.375      08/01/18      1,572,574
  1,000   Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser A (MBIA Insd)                            5.500      05/01/19      1,153,230
  1,000   Redlands, CA Redev Agy Tax Alloc Redev Proj Ser A Rfdg (MBIA Insd)                     4.750      08/01/21      1,020,110
    955   San Diego, CA Hsg Auth Multi-Family Hsg Rev (AMT) (GNMA
          Collateralized)                                                                        5.000      07/20/18        994,461
  1,000   San Dimas, CA Redev Agy Tax Alloc Creative Growth Ser A (FSA Insd)                     5.000      09/01/16      1,083,290
  1,000   San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rev Second
          Ser 30 Rfdg (XLCA Insd)                                                                5.250      05/01/16      1,105,240
  2,000   San Jose, CA Fin Auth Lease Rev Convention Ctr Proj Ser F Rfdg
          (MBIA Insd)                                                                            5.000      09/01/17      2,164,880

  1,000   Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)                                               5.600      08/01/23      1,165,890
  1,350   Santa Ana, CA Uni Sch Dist (MBIA Insd)                                                 5.375      08/01/21      1,469,016
  1,000   Semitropic Impt Dist Semitropic Wtr Storage Dist CA Wtr Ser A
          (XLCA Insd)                                                                            5.125      12/01/35      1,027,060
  1,305   South Orange Cnty, CA Pub Fin Auth Reassmt Rev (FSA Insd)                              5.800      09/02/18      1,480,692
    600   Southern CA Pub Pwr Auth Pwr Proj Rev Multi-Projs                                      5.500      07/01/20        600,066
  1,000   State Center, CA Cmnty Election 2002 Ser A (MBIA Insd)                                 5.500      08/01/28      1,090,750
  1,325   Sweetwater, CA Auth Wtr Rev (FSA Insd)                                                 5.500      04/01/18      1,476,421
  1,000   University of CA Rev Multi Purp Proj Ser M (FGIC Insd)                                 5.125      09/01/17      1,089,540
                                                                                                                       -------------
                                                                                                                         52,871,773
                                                                                                                       -------------

          PUERTO RICO    10.0%
  3,000   Puerto Rico Elec Pwr Auth Rev Ser QQ (XLCA Insd) (b)                                   5.500      07/01/18      3,406,890
                                                                                                                       -------------

TOTAL LONG-TERM INVESTMENTS    165.2%
   (Cost $51,989,544)                                                                                                    56,278,663
                                                                                                                       -------------

TOTAL SHORT-TERM INVESTMENTS    2.4%
   (Cost $800,000)                                                                                                          800,000
                                                                                                                       -------------

TOTAL INVESTMENTS    167.6%
   (Cost $52,789,544)                                                                                                    57,078,663

LIABILITIES IN EXCESS OF OTHER ASSETS    (8.9%)                                                                          (2,999,318)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.7%)                                                           (20,013,150)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $ 34,066,195
                                                                                                                       =============

                   Percentages are calculated as a percentage of net assets applicable to common shares.
*                  Zero coupon bond
(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(b)                Securities purchased on a when-issued or delayed delivery
                   basis.
AMBAC            - AMBAC Indemnity Corp.
AMT              - Alternative Minimum Tax
Asset Gty        - Asset Guaranty Insurance Co.
CA MTG           - California Mortgage Insurance
Connie Lee       - Connie Lee Insurance Co.
FGIC             - Financial Guaranty Insurance Co.
FSA              - Financial Security Assurance Inc.
GNMA             - Government National Mortgage Association
MBIA             - Municipal Bond Investors Assurance Corp.
XLCA             - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004